Common Stock, Preferred Stock and Stockholders' Equity - Additional Information (Detail)		12 Months Ended
	Sep. 01, 2023 shares	Dec. 31, 2023 USD ($) Series $ / shares shares	Sep. 22, 2023 USD ($)	Jun. 30, 2023 shares
Schedule Of Stockholders Equity [Line Items]
Shares, issued		2,223,250,000
Share repurchase, amount | $		$ 300,000
Share repurchase, shares		120,644
Share repurchase, average cost per share | $ / shares		$ 2.31
Number of warrants outstanding		43,848,750
Maximum [Member]
Schedule Of Stockholders Equity [Line Items]
Authorized repurchase amount | $			$ 10,000,000
Class A Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share		one vote
Common stock, shares authorized		800,000,000
Common stock additional shares authorized	83,747,027
Common stock warrants	43,848,750
Number of warrants outstanding	12,223,750
Class B Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share		one vote
Common stock, shares authorized		20,000,000
Class M Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share		ten votes
Common stock, shares authorized		300,000,000
Class O Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share		one vote
Common stock, shares authorized		800,000,000
Class V Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		300,000,000
Common stock, conversion basis		one-for-one
Common stock percentage of voting rights		20.00%
Class E Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Number of common stock series | Series		3
Common stock, shares authorized		2,250,000
Common stock, conversion basis		one-for-one
Class E-1 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		750,000
Class E-2 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		750,000
Class E-3 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		750,000
Series A Preferred Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Preferred stock, shares issued		3,125,000		4,300,000
Convertion of preferred shares		1,175,000